Nancy S. Vann
Vice President &
Assistant Counsel

August 28, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Gold & Special Minerals Fund
            File Nos. 2-82590, 811-03694

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 41  to the Registrant's
Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on August 24, 2006.

                                            Sincerely,

                                            /s/ Nancy S. Vann
                                            Nancy S. Vann
                                            Vice President & Assistant Counsel
                                            212.323.5089
                                            nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond